Segments (Details) - Schedule of Information by Segment	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Information by Segment [Line Items]
Revenues	¥ 290,815,771	$ 40,805,940	¥ 264,759,505	¥ 290,815,771	$ 40,805,940	¥ 264,759,505
Cost of revenues	203,244,381	28,518,323	183,777,430
Gross profit	87,571,390	$ 12,287,617	80,982,075
Depreciation and amortization	2,966,171		1,140,284
Total capital expenditures	3,294		79,841,792
Operating Segments [Member]
Schedule of Information by Segment [Line Items]
Revenues			9,935,513
Cost of revenues			9,894,059
Gross profit			41,454
Depreciation and amortization			13,553
Total capital expenditures			27,901
AR services [Member] | Operating Segments [Member]
Schedule of Information by Segment [Line Items]
Revenues	290,815,771		254,823,992
Cost of revenues	203,244,381		173,883,371
Gross profit	87,571,390		80,940,621
Depreciation and amortization	2,966,171		1,126,731
Total capital expenditures	3,294		¥ 79,813,891
Semiconductor business [Member] | Operating Segments [Member]
Schedule of Information by Segment [Line Items]
Revenues
Cost of revenues
Gross profit
Depreciation and amortization
Total capital expenditures